Quarterly Holdings Report
for
Fidelity® Sustainable International Equity Fund
July 31, 2024
SIC-NPRT3-0924
1.9904432.102
Common Stocks - 96.9%
	Shares	Value ($)
Australia - 1.6%
Brambles Ltd.	2,961	30,130
IperionX Ltd. (a)	1,798	2,610
Macquarie Group Ltd.	1,030	141,315
TOTAL AUSTRALIA		174,055
Austria - 1.0%
Wienerberger AG	2,902	102,889
Belgium - 2.2%
KBC Group NV	879	68,151
UCB SA	991	165,864
TOTAL BELGIUM		234,015
Canada - 0.5%
Alimentation Couche-Tard, Inc. (multi-vtg.)	861	53,076
Denmark - 5.9%
Novo Nordisk A/S Series B	4,265	565,080
Tryg A/S	1,990	43,578
Vestas Wind Systems A/S (a)	1,206	29,845
TOTAL DENMARK		638,503
France - 10.6%
Air Liquide SA	675	123,160
Amundi SA (b)	1,715	125,377
AXA SA	6,405	224,879
BNP Paribas SA	1,721	117,912
Danone SA	1,174	76,269
EssilorLuxottica SA	424	97,144
L'Oreal SA	430	185,953
LVMH Moet Hennessy Louis Vuitton SE	280	197,501
TOTAL FRANCE		1,148,195
Germany - 6.7%
adidas AG	273	68,339
DHL Group	1,874	83,591
Gerresheimer AG	207	21,450
Instone Real Estate Group BV (b)	7,283	74,406
Merck KGaA	997	178,899
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	276	136,088
SAP SE	462	97,676
Siemens AG	327	59,873
TOTAL GERMANY		720,322
Hong Kong - 1.5%
AIA Group Ltd.	25,050	167,556
India - 0.9%
HDFC Bank Ltd. sponsored ADR	1,630	97,816
Ireland - 1.9%
AIB Group PLC	3,200	18,355
Dalata Hotel Group PLC	13,885	61,686
Kingspan Group PLC (Ireland)	1,303	121,839
TOTAL IRELAND		201,880
Italy - 3.6%
Prysmian SpA	2,146	147,572
UniCredit SpA	5,878	241,437
TOTAL ITALY		389,009
Japan - 21.6%
Fast Retailing Co. Ltd.	321	88,483
Fuji Electric Co. Ltd.	1,100	61,872
Hitachi Ltd.	18,710	404,261
Hoya Corp.	1,288	161,387
Itochu Corp.	7,617	390,626
Net One Systems Co. Ltd.	5,054	102,122
ORIX Corp.	14,420	348,815
Renesas Electronics Corp.	5,526	95,179
Sony Group Corp.	3,196	283,864
Sumitomo Mitsui Financial Group, Inc.	2,986	215,628
Timee, Inc.	600	5,808
Tokio Marine Holdings, Inc.	2,103	82,507
Tokyo Electron Ltd.	481	100,648
TOTAL JAPAN		2,341,200
Korea (South) - 1.3%
Samsung Electronics Co. Ltd.	539	33,014
SK Hynix, Inc.	770	109,390
TOTAL KOREA (SOUTH)		142,404
Netherlands - 10.1%
ASML Holding NV (Netherlands)	489	450,102
BE Semiconductor Industries NV	360	46,422
ING Groep NV (Certificaten Van Aandelen)	11,275	204,652
Koninklijke KPN NV	58,590	230,855
Wolters Kluwer NV	994	166,850
TOTAL NETHERLANDS		1,098,881
New Zealand - 1.0%
Contact Energy Ltd.	20,940	105,931
Norway - 0.0%
Schibsted ASA (A Shares)	65	1,868
Singapore - 0.9%
United Overseas Bank Ltd.	4,008	96,999
Spain - 1.5%
CaixaBank SA	9,006	52,525
EDP Renovaveis SA	269	4,175
Iberdrola SA	7,326	96,763
Puig Brands SA Class B	400	11,169
TOTAL SPAIN		164,632
Sweden - 1.4%
Investor AB (B Shares)	3,971	112,650
Lagercrantz Group AB (B Shares)	2,316	39,057
TOTAL SWEDEN		151,707
Switzerland - 0.8%
Compagnie Financiere Richemont SA Series A	571	87,095
Taiwan - 1.9%
Taiwan Semiconductor Manufacturing Co. Ltd.	7,204	211,068
United Kingdom - 12.7%
3i Group PLC	2,478	99,692
AstraZeneca PLC (United Kingdom)	1,635	259,754
Beazley PLC	3,777	33,188
Bellway PLC	3,620	133,375
Berkeley Group Holdings PLC	2,017	131,675
Big Yellow Group PLC	1,361	21,171
Compass Group PLC	5,247	161,581
Diageo PLC	758	23,585
Direct Line Insurance Group PLC	24,580	59,564
Grainger Trust PLC	13,200	40,896
London Stock Exchange Group PLC	643	78,270
National Grid PLC	8,340	105,819
RELX PLC (London Stock Exchange)	1,117	52,720
Renewi PLC	2,622	22,719
Sage Group PLC	2,214	30,910
SSE PLC	5,149	124,476
TOTAL UNITED KINGDOM		1,379,395
United States of America - 7.3%
CRH PLC	3,275	279,219
Ferguson PLC	529	117,208
Linde PLC	297	134,690
Schneider Electric SA	1,081	260,559
TOTAL UNITED STATES OF AMERICA		791,676
TOTAL COMMON STOCKS (Cost $8,509,625)		10,500,172

Money Market Funds - 3.2%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (c) (Cost $340,727)	340,659	340,727

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $8,850,352)	10,840,899
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(9,715)
NET ASSETS - 100.0%	10,831,184

Legend

(a)	Non-income producing
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $199,783 or 1.8% of net assets.

(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	226,885	2,637,843	2,524,001	12,927	-	-	340,727	0.0%
Total	226,885	2,637,843	2,524,001	12,927	-	-	340,727

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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